SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
Listed below are the significant entities included in the Successor and Predecessor period (where applicable):

Purpose
Name	Jurisdiction of Incorporation	Successor	Predecessor
Cool Company Ltd.	Bermuda	Holding company	Holding company
Golar Hull M2022 Corporation	Marshall Islands	Owns and operates Golar Crystal	Leases Golar Crystal (1)
Golar LNG NB10 Corporation (Note 25)	Marshall Islands	Owns and operates Golar Glacier	Leases Golar Glacier (1)
Golar Hull M2048 Corporation (Note 25)	Marshall Islands	Leases Golar Ice (1)	Leases Golar Ice (1)
Golar LNG NB11 Corporation	Marshall Islands	Leases Golar Kelvin (1)	Leases Golar Kelvin (1)
Golar Hull M2021 Corporation	Marshall Islands	Owns and operates Golar Seal	Leases Golar Seal (1)
Golar Hull M2047 Corporation (Note 25)	Marshall Islands	Owns and operates Golar Snow	Leases Golar Snow (1)
Golar Hull M2027 Corporation	Marshall Islands	Owns and operates Golar Bear	Leases Golar Bear (1)
Golar LNG NB12 Corporation (Note 25)	Marshall Islands	Owns and operates Golar Frost	Owns and operates Golar Frost
The Cool Pool Limited	Marshall Islands	Commercial management company	Commercial management company
Cool Company Management d.o.o. (formerly Golar Management d.o.o.)	Croatia	Vessel management company	Vessel management company
Cool Company Management AS (formerly Golar Management Norway AS)	Norway	Vessel management company	Vessel management company
Cool Company Management Ltd	United Kingdom	Management company	not applicable (2)
Cool Company Management Malaysia Sdn Bhd	Malaysia	Management company	not applicable (2)
Pernli Marine Limited	Liberia	Owns and operates Kool Baltic	not applicable (3)
Persect Marine Limited	Liberia	Owns and operates Kool Boreas	not applicable (3)
Felox Marine Limited	Liberia	Owns and operates Kool Firn	not applicable (3)
Respent Marine Limited	Liberia	Owns and operates Kool Orca	not applicable (3)

(1) The above table excludes the lessor VIEs that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, special purpose vehicles (“SPVs”) of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have included these entities in our consolidated financial statements. See note 5 for further details.

(2) Cool Company Management Ltd and Cool Company Management Malaysia Sdn Bhd were formed and incorporated in January 2022 and March 2022, respectively, therefore, no historical results of operations of these entities are included within the Predecessor period combined carve-out financial statements.
(3) Pernli Marine Limited, Persect Marine Limited, Felox Marine Limited and Respent Marine Limited were acquired by CoolCo on November 10, 2022 from QCT and were not part of GSVM. As such, they are included within the Successor Period only.